UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      October 26, 2006 to November 27, 2006


Commission File Number of issuing entity:  333-113543-33


                     IXIS Real Estate Capital Trust 2006-HE2
  -----------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-113543


                       MORGAN STANLEY ABS CAPITAL I, INC.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         IXIS REAL ESTATE CAPITAL, INC.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

           56-2596084, 56-2596086, 56-2596088, 56-2596090, 56-2596092
         --------------------------------------------------------------
                      (I.R.S. Employer Identification No.)

c/o Deutsche Bank National Trust Company
    1761 East St. Andrew Place
    Santa Ana, California                                        92705-4934
--------------------------------------                            --------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (714) 247-6000
                               -------------------
                      Telephone Number, Including Area Code


                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
      A1              [   ]           [   ]           [ x ]
      A2              [   ]           [   ]           [ x ]
      A3              [   ]           [   ]           [ x ]
      A4              [   ]           [   ]           [ x ]
      M1              [   ]           [   ]           [ x ]
      M2              [   ]           [   ]           [ x ]
      M3              [   ]           [   ]           [ x ]
      M4              [   ]           [   ]           [ x ]
      M5              [   ]           [   ]           [ x ]
      M6              [   ]           [   ]           [ x ]
      B1              [   ]           [   ]           [ x ]
      B2              [   ]           [   ]           [ x ]
      B3              [   ]           [   ]           [ x ]
      B4              [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 27, 2006 a distribution was made to holders of IXIS Real Estate Capital Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement  to  Certificateholders  on  November 27, 2006  is  filed  as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Morgan Stanley ABS Capital I Inc.
                                ----------------------------
                                (Depositor)


                          By:   /s/ Valerie Kay
                                ------------------------
                                Valerie Kay
                                Vice President

                        Date:   December 11, 2006

EXHIBIT INDEX

Exhibit Number  Description

EX-99.1 Monthly report distributed to holders of IXIS Real Estate Capital Trust 2006-HE2, Mortgage Pass - Through Certificates Series 2006-HE2 relating to the November 27, 2006 distribution.


                                     EX-99.1
                 IXIS Real Estate Capital Trust, Series 2006-HE2
                                November 27, 2006


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Belen Bautista
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4497 / Fax: (212) 623-5930
                         Email: Belen.Bautista@chase.com

                                         IXIS Real Estate Capital Trust, Series 2006-HE2
                                                 Statement to Certificateholders
                                                         November 27, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                       DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1      401,770,000.00    299,458,413.14   24,891,051.47   1,476,742.47     26,367,793.94     0.00       0.00        274,567,361.67
A2      124,280,000.00    124,280,000.00            0.00     619,706.59        619,706.59     0.00       0.00        124,280,000.00
A3      168,720,000.00    168,720,000.00            0.00     847,487.10        847,487.10     0.00       0.00        168,720,000.00
A4      108,225,000.00    108,225,000.00            0.00     553,538.41        553,538.41     0.00       0.00        108,225,000.00
M1       34,500,000.00     34,500,000.00            0.00     177,405.85        177,405.85     0.00       0.00         34,500,000.00
M2       32,000,000.00     32,000,000.00            0.00     165,430.30        165,430.30     0.00       0.00         32,000,000.00
M3       18,500,000.00     18,500,000.00            0.00      95,808.96         95,808.96     0.00       0.00         18,500,000.00
M4       16,500,000.00     16,500,000.00            0.00      86,509.93         86,509.93     0.00       0.00         16,500,000.00
M5       16,000,000.00     16,000,000.00            0.00      84,475.05         84,475.05     0.00       0.00         16,000,000.00
M6       15,000,000.00     15,000,000.00            0.00      80,157.80         80,157.80     0.00       0.00         15,000,000.00
B1       14,000,000.00     14,000,000.00            0.00      81,101.91         81,101.91     0.00       0.00         14,000,000.00
B2       11,500,000.00     11,500,000.00            0.00      67,673.53         67,673.53     0.00       0.00         11,500,000.00
B3       10,000,000.00     10,000,000.00            0.00      66,637.91         66,637.91     0.00       0.00         10,000,000.00
B4       10,000,000.00     10,000,000.00            0.00      70,762.91         70,762.91     0.00       0.00         10,000,000.00
P               100.00            100.00            0.00     337,543.13        337,543.13     0.00       0.00                100.00
R                 0.00              0.00            0.00           0.00              0.00     0.00       0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  980,995,100.00    878,683,513.14   24,891,051.47   4,810,981.85     29,702,033.32     0.00       0.00        853,792,461.67
-----------------------------------------------------------------------------------------------------------------------------------
X        19,004,900.00     19,004,900.00            0.00   1,547,277.92      1,547,277.92     0.00       0.00         19,004,900.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          CURRENT
                            BEGINNING                                                           ENDING                    PASS-THRU
CLASS        CUSIP          PRINCIPAL       PRINCIPAL           INTEREST           TOTAL        PRINCIPAL      CLASS      RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        46602WAA2       745.34786853    61.95348451           3.67559168         65.62907619    683.39438403   A1    5.380000 %
A2        46602WAB0     1,000.00000000     0.00000000           4.98637424          4.98637424  1,000.00000000   A2    5.440000 %
A3        46602WAC8     1,000.00000000     0.00000000           5.02303876          5.02303876  1,000.00000000   A3    5.480000 %
A4        46602WAD6     1,000.00000000     0.00000000           5.11470002          5.11470002  1,000.00000000   A4    5.580000 %
M1        46602WAE4     1,000.00000000     0.00000000           5.14219855          5.14219855  1,000.00000000   M1    5.610000 %
M2        46602WAF1     1,000.00000000     0.00000000           5.16969688          5.16969688  1,000.00000000   M2    5.640000 %
M3        46602WAG9     1,000.00000000     0.00000000           5.17886270          5.17886270  1,000.00000000   M3    5.650000 %
M4        46602WAH7     1,000.00000000     0.00000000           5.24302606          5.24302606  1,000.00000000   M4    5.720000 %
M5        46602WAJ3     1,000.00000000     0.00000000           5.27969063          5.27969063  1,000.00000000   M5    5.760000 %
M6        46602WAK0     1,000.00000000     0.00000000           5.34385333          5.34385333  1,000.00000000   M6    5.830000 %
B1        46602WAL8     1,000.00000000     0.00000000           5.79299357          5.79299357  1,000.00000000   B1    6.320000 %
B2        46602WAM6     1,000.00000000     0.00000000           5.88465478          5.88465478  1,000.00000000   B2    6.420000 %
B3        46602WAN4     1,000.00000000     0.00000000           6.66379100          6.66379100  1,000.00000000   B3    6.989119 %
B4        46602WAP9     1,000.00000000     0.00000000           7.07629100          7.07629100  1,000.00000000   B4    6.989119 %
P         N/A           1,000.00000000     0.00000000  ******************* *******************  1,000.00000000   P     0.000000 %
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                    895.70632222    25.37326789           4.90418540         30.27745329    870.33305433
-----------------------------------------------------------------------------------------------------------------------------------
X         N/A           1,000.00000000     0.00000000          81.41468358         81.41468358  1,000.00000000   X     0.000000 %
-----------------------------------------------------------------------------------------------------------------------------------

                                         IXIS Real Estate Capital Trust, Series 2006-HE2
                                                 Statement to Certificateholders
                                                         November 27, 2006


                Subordinated Amount Reporting:
Sec. 4.03       Subordinated Amount                                                                                19,000,000.00
Sec. 4.03       Specified Subordinated Amount                                                                      19,000,000.00
Sec. 4.03       Subordinated Deficiency Amount                                                                              0.00
Sec. 4.03       Overcollateralization Release Amount                                                                        0.00
Sec. 4.03       Monthly Excess Interest                                                                             1,282,393.04
Sec. 4.03       Monthly Excess Cash Flow Amount                                                                     1,282,393.04
Sec. 4.03       Extra Principal Distribution Amount                                                                    67,449.98

                Expense Fees Detail:
Sec. 4.03       Securities Administrator Fee                                                                            2,618.24
Sec. 4.03       Custodial Fee                                                                                           1,122.10
Sec. 4.03       Servicing Fee                                                                                         374,034.78

                Advance Summary Detail:
Sec. 4.03       Current PI Advances                                                                                 2,906,449.94
Sec. 4.03       Outstanding PI Advances                                                                                     0.00

                Collateral Summary Detail:
Sec. 4.03       Beginning Collateral Balance                                                                      897,683,513.14
Sec. 4.03       Ending Collateral Balance                                                                         872,792,461.67

Sec. 4.03       Beginning Number of Loans                                                                                   0.00
Sec. 4.03       Ending Number of Loans                                                                                  4,270.00
Sec. 4.03       Weighted Average Gross Mortgage Rate                                                                   8.193031%
Sec. 4.03       Weighted Average Net Mortgage Rate                                                                     7.688031%
Sec. 4.03       Weighted Average Term to Maturity                                                                         346.00

Sec. 4.03       Loans Delinquent

                Group Totals
                Period          Number    Principal Balance    Percentage
                31-60 days       141        29,978,859.22        3.43 %
                61-90 days        89        20,972,796.61        2.40 %
                91+days          163        39,058,758.58        4.48 %
                Total            393        90,010,414.41       10.31 %

                Please Note: Delinquency Numbers Do Not Include Bankruptcies and Foreclosures

Sec. 4.03       Outstanding Balance of Sixty Plus Day Delinquent                                                   96,551,702.39

Sec. 4.03       Loans in Foreclosure

                Number of Loans in Foreclosure 0 to 30 Days Delinquent                                                    114.00
                Balance of Loans in Foreclosure 0 to 30 Days Delinquent                                            22,949,444.29
                Number of Loans in Foreclosure 31 to 60 Days Delinquent                                                    13.00
                Balance of Loans in Foreclosure 31 to 60 Days Delinquent                                            3,561,883.76
                Number of Loans in Foreclosure 61 to 90 Days Delinquent                                                    16.00
                Balance of Loans in Foreclosure 61 to 90 Days Delinquent                                            3,227,467.90
                Number of Loans in Foreclosure 91+ Days Delinquent                                                         22.00
                Balance of Loans in Foreclosure 91+ Days Delinquent                                                 3,552,920.75

                Group 1
                Number  Principal Balance    Percentage
                                                    %

Sec. 4.03       Loans in Bankruptcy

                Number of Loans in Bankruptcy 0 to 30 Days Delinquent                                                       7.00
                Balance of Loans in Bankruptcy 0 to 30 Days Delinquent                                              1,265,357.85
                Number of Loans in Bankruptcy 31 to 60 Days Delinquent                                                      0.00
                Balance of Loans in Bankruptcy 31 to 60 Days Delinquent                                                     0.00
                Number of Loans in Bankruptcy 61 to 90 Days Delinquent                                                      0.00
                Balance of Loans in Bankruptcy 61 to 90 Days Delinquent                                                     0.00
                Number of Loans in Bankruptcy 91+ Days Delinquent                                                           1.00
                Balance of Loans in Bankruptcy 91+ Days Delinquent                                                    286,179.92

                Group 1
                Number  Principal Balance    Percentage
                                                    %

Sec. 4.03       Loans in REO

                Group 1
                Number  Principal Balance    Percentage
                                                    %

Sec. 4.03       REO Book Value                                                                                      1,676,892.73
                Collections Summary:

                Principal Funds:
                Scheduled Principal Payments                                                                          355,976.65
                Principal Prepayments                                                                              24,510,791.24
                Curtailments                                                                                           24,140.02
                Curtailment Interest Adjustments                                                                          143.56
                Repurchase Principal                                                                                        0.00
                Substitution Amounts                                                                                        0.00
                Net Liquidation Proceeds (Total)                                                                            0.00
                Other Principal Adjustments (Total)                                                                         0.00

                Interest Funds:
                Gross Interest                                                                                      6,128,957.46
                Servicing Fees                                                                                        374,034.78
                Securities Administrator                                                                                2,618.24
                Custodial Fee                                                                                           1,122.10

                Prepayment Penalties:
                Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                             55
                Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                 11,302,966.57
                Amount of Prepayment Penalties Collected                                                              337,543.13

                Group 1
                Number  Principal Balance    Percentage
                                                    %

                Prepayment Rate Calculations
                Constant Prepayment Rate (CPR)
                One Month CPR                                                                                         28.233357%
                Three Month Average CPR                                                                               27.788345%

                Loss Detail:

                Loss Reporting:
                Number of Loans Liquidated                                                                                  1.00
                Current Realized Losses Incurred                                                                       67,449.98
                Net Liquidation Proceeds                                                                                    0.00
                Loss Severity                                                                                        100.000000%

                Total Loss Reporting:
                Cumulative Number of Loans Liquidated                                                                       3.00
                Cumulative Realized Losses Incurred                                                                   112,362.59
                Cumulative Net Liquidation Proceeds                                                                         0.00
                Cumulative Loss Severity                                                                             100.000000%

                Note: Losses include Subsequent Adjustments to loans liquidated in Prior Periods

                Default Rates
                MDR (Monthly Default Rate)
                Current MDR                                                                                            0.007514%
                3 Month Average MDR                                                                                    0.004131%
                12 Month Average MDR                                                                                   0.002065%
                Cumulative MDR                                                                                         0.011236%
                Average MDR Since Cut-Off                                                                              0.001873%

                CDR (Conditional Default Rate)
                Current Conditional Default Rate                                                                       0.090128%
                3 Month Average CDR                                                                                    0.049553%
                12 Month Average CDR                                                                                   0.024777%
                Cumulative CDR                                                                                         0.134752%
                Average CDR Since Cut-Off                                                                              0.022459%

Sec. 4.03       Unpaid And Applied Realized Loss Amounts

                Class M1 Unpaid Realized Loss Amount                                                                        0.00
                Class M1 Applied Realized Loss Amount                                                                       0.00
                Class M2 Unpaid Realized Loss Amount                                                                        0.00
                Class M2 Applied Realized Loss Amount                                                                       0.00
                Class M3 Unpaid Realized Loss Amount                                                                        0.00
                Class M3 Applied Realized Loss Amount                                                                       0.00
                Class M4 Unpaid Realized Loss Amount                                                                        0.00
                Class M4 Applied Realized Loss Amount                                                                       0.00
                Class M5 Unpaid Realized Loss Amount                                                                        0.00
                Class M5 Applied Realized Loss Amount                                                                       0.00
                Class M6 Unpaid Realized Loss Amount                                                                        0.00
                Class M6 Applied Realized Loss Amount                                                                       0.00
                Class B1 Unpaid Realized Loss Amount                                                                        0.00
                Class B1 Applied Realized Loss Amount                                                                       0.00
                Class B2 Unpaid Realized Loss Amount                                                                        0.00
                Class B2 Applied Realized Loss Amount                                                                       0.00
                Class B3 Unpaid Realized Loss Amount                                                                        0.00
                Class B3 Applied Realized Loss Amount                                                                       0.00
                Class B4 Unpaid Realized Loss Amount                                                                        0.00
                Class B4 Applied Realized Loss Amount                                                                       0.00

Sec. 4.03       Unpaid Interest

                Class A1 Unpaid Interest Shortfall                                                                          0.00
                Class A2 Unpaid Interest Shortfall                                                                          0.00
                Class A3 Unpaid Interest Shortfall                                                                          0.00
                Class A4 Unpaid Interest Shortfall                                                                          0.00
                Class M1 Unpaid Interest Shortfall                                                                          0.00
                Class M2 Unpaid Interest Shortfall                                                                          0.00
                Class M3 Unpaid Interest Shortfall                                                                          0.00
                Class M4 Unpaid Interest Shortfall                                                                          0.00
                Class M5 Unpaid Interest Shortfall                                                                          0.00
                Class M6 Unpaid Interest Shortfall                                                                          0.00
                Class B1 Unpaid Interest Shortfall                                                                          0.00
                Class B2 Unpaid Interest Shortfall                                                                          0.00
                Class B3 Unpaid Interest Shortfall                                                                          0.00
                Class B4 Unpaid Interest Shortfall                                                                          0.00
                Class X Unpaid Interest Shortfall                                                                           0.00

Sec. 4.03       Current Period Relief Act/ Prepayment Interest Shortfalls                                                 261.79

                Class A1 Interest Reduction                                                                                86.60
                Class A2 Interest Reduction                                                                                36.34
                Class A3 Interest Reduction                                                                                49.70
                Class A4 Interest Reduction                                                                                32.46
                Class M1 Interest Reduction                                                                                10.40
                Class M2 Interest Reduction                                                                                 9.70
                Class M3 Interest Reduction                                                                                 5.62
                Class M4 Interest Reduction                                                                                 5.07
                Class M5 Interest Reduction                                                                                 4.95
                Class B1 Interest Reduction                                                                                 4.76
                Class M6 Interest Reduction                                                                                 4.70
                Class B3 Interest Reduction                                                                                 3.76
                Class B4 Interest Reduction                                                                                 3.76
                Class X Interest Reduction                                                                                  0.00

                Trigger Event                                                                                                 NO
                TEST I - Trigger Event Occurrence                                                                             NO
                (Is 3 Month Rolling Delinquency Percentage > 39.70% (or 49.23% if A Bonds are paid off) of Senior
                Enhancement Percentage ?)
                Delinquency Percentage                                                                                  7.03579%
                39.70% of of Senior Enhancement Percentage                                                              1.91195%
                OR
                TEST II - Trigger Event Occurrence                                                                            NO
                (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
                Cumulative Realized Losses as % of Original Loan Bal                                                    0.06426%
                Required Cumulative Loss %                                                                              0.00000%

Sec. 4.03       Available Funds
                Available Funds                                                                                    30,907,701.90
                Interest Remittance Amount                                                                          6,084,100.41
                Principal Remittance Amount                                                                        24,823,601.49

                Class X Distributable Amount                                                                        1,547,277.92
                Subsequent Recoveries                                                                                       0.00

                Basis Risk Shortfalls

                Class A1 Aggregate Basis Risk Shortfall                                                                     0.00
                Class A2 Aggregate Basis Risk Shortfall                                                                     0.00
                Class A3 Aggregate Basis Risk Shortfall                                                                     0.00
                Class A4 Aggregate Basis Risk Shortfall                                                                     0.00
                Class M1 Aggregate Basis Risk Shortfall                                                                     0.00
                Class M2 Aggregate Basis Risk Shortfall                                                                     0.00
                Class M3 Aggregate Basis Risk Shortfall                                                                     0.00
                Class M4 Aggregate Basis Risk Shortfall                                                                     0.00
                Class M5 Aggregate Basis Risk Shortfall                                                                     0.00
                Class M6 Aggregate Basis Risk Shortfall                                                                     0.00
                Class B1 Aggregate Basis Risk Shortfall                                                                     0.00
                Class B2 Aggregate Basis Risk Shortfall                                                                     0.00
                Class B3 Aggregate Basis Risk Shortfall                                                                 2,574.74
                Class B4 Aggregate Basis Risk Shortfall                                                                 6,699.74

                Basis Risk Shortfalls Repaid this Period

                Class A1 Basis Risk Shortfalls Repaid this Period                                                           0.00
                Class A2 Basis Risk Shortfalls Repaid this Period                                                           0.00
                Class A3 Basis Risk Shortfalls Repaid this Period                                                           0.00
                Class A4 Basis Risk Shortfalls Repaid this Period                                                           0.00
                Class M1 Basis Risk Shortfalls Repaid this Period                                                           0.00
                Class M2 Basis Risk Shortfalls Repaid this Period                                                           0.00
                Class M3 Basis Risk Shortfalls Repaid this Period                                                           0.00
                Class M4 Basis Risk Shortfalls Repaid this Period                                                           0.00
                Class M5 Basis Risk Shortfalls Repaid this Period                                                           0.00
                Class M6 Basis Risk Shortfalls Repaid this Period                                                           0.00
                Class B1 Basis Risk Shortfalls Repaid this Period                                                           0.00
                Class B2 Basis Risk Shortfalls Repaid this Period                                                           0.00
                Class B3 Basis Risk Shortfalls Repaid this Period                                                       2,574.74
                Class B4 Basis Risk Shortfalls Repaid this Period                                                       6,699.74

                Excess Reserve Fund Account                                                                                 0.00

                Swap Account:
                Net Swap Payment Due                                                                                        0.00
                Net Swap Payment Paid                                                                                       0.00
                Net Swap Receipt Due                                                                                  341,609.35

                Beginning Balance                                                                                           0.00
                Additions to the Swap Account                                                                         341,609.35
                Withdrawals from the Swap Account                                                                     341,609.35
                Ending Balance                                                                                              0.00

                Material Breaches of Mortgage Loan representations and warranties of which the Securities Administrator
                has knowledge or has received written notice:                                                                N/A
                Material Breaches of any covenants under this Agreement of which the Securities Administrator
                has knowledge or has received written notice:                                                                N/A

                Capitalized Interest Account:
                Beginning Balance                                                                                         100.00
                Withdrawals from the Cap Account                                                                            0.00
                Ending Balance                                                                                            100.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.